Income Taxes - Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal, Current			$ 2,997	$ 6,045	$ 4,952
State and local, Current			1,940	2,699	2,615
Foreign, Current			520	1,164	1,592
Total Current			5,457	9,908	9,159
U.S. federal, Deferred			(45)	(13,450)	435
State and local, Deferred			311	(2,654)	(123)
Foreign, Deferred			(1,063)	1,974	1,226
Total, Deferred	$ (1,020)	$ (419)	(797)	(14,130)	1,538
U.S. federal, Total			2,952	(7,405)	5,387
State and local, Total			2,251	45	2,492
Foreign, Total			(543)	3,138	2,818
Income tax expense	$ 1,010	$ 1,536	$ 4,660	$ (4,222)	$ 10,697